Income taxes - Narrative (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2022 HKD ($)	Sep. 30, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	19.00%	16.50%	15.80%
Tax losses	$ 479,926	$ 339,389
Profit tax rate threshold, minimum				$ 2,000,000
Profit tax rate threshold, minimum, percentage	8.25%
Profit tax rate threshold, maximum				$ 2,000,000
Profit tax rate threshold, maximum, percentage	16.50%
Deferred tax liabilities	$ 476	509
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	251,566	40,544
Tax loss carryforwards as of December 31	2,202,008	1,553,313
Disposal groups classified as held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards as of December 31	117,229
SWEDEN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	1,605,529	1,113,842			$ 30,418
CHINA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 585,299	$ 430,035